Non-controlling interests - by instruments (parenthetical) (Details) - Barclays Bank PLC [member] £ in Millions, ¥ in Billions	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 JPY (¥)
Preference shares [member] | 6.278% non-cumulative callable preference shares
Disclosure of classes of share capital [line items]
Borrowings, interest rate	6.278%	6.278%
Preference shares [member] | 4.75% non-cumulative callable preference shares
Disclosure of classes of share capital [line items]
Borrowings, interest rate	4.75%	4.75%
Upper Tier 2 instruments [member] | 5.03% Undated Reverse Dual Currency Subordinated Note (JPY8bn)
Disclosure of classes of share capital [line items]
Borrowings, interest rate	5.03%	5.03%
Notional amount | ¥		¥ 8
Upper Tier 2 instruments [member] | 5.0% Reverse Dual Currency Subordinated (JPY12bn)
Disclosure of classes of share capital [line items]
Borrowings, interest rate	5.00%	5.00%
Notional amount | ¥		¥ 12
Upper Tier 2 instruments [member] | Undated Floating Rate Primary Capital Notes Series 3 (GBP 145m) | Floating interest rate [member]
Disclosure of classes of share capital [line items]
Notional amount	£ 145
Upper Tier 2 instruments [member] | 9% Permanent Interest Bearing Capital Bonds (GBP 100m)
Disclosure of classes of share capital [line items]
Borrowings, interest rate	9.00%	9.00%
Notional amount	£ 100
Upper Tier 2 instruments [member] | 7.125% Undated Subordinated Notes (GBP 525m)
Disclosure of classes of share capital [line items]
Borrowings, interest rate	7.125%	7.125%
Notional amount	£ 525
Upper Tier 2 instruments [member] | 6.125% Undated Subordinated Notes (GBP 550m)
Disclosure of classes of share capital [line items]
Borrowings, interest rate	6.125%	6.125%
Notional amount	£ 500
Upper Tier 2 instruments [member] | 9.25% Perpetual Sub Notes (ex Woolwich) (GBP 150m)
Disclosure of classes of share capital [line items]
Borrowings, interest rate	9.25%	9.25%
Notional amount	£ 150